Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
13	Equity

Share capital

The share capital of the parent company Materialise NV consists of 53,172,513 ordinary nominative shares at December 31, 2019 (2018: 52,890,761; 2017: 47,325,438) with no nominal but par value of €0.058 in 2019 (2018: €0.058; 2017: €0.058) for a total amount of K€3,066 at December 31, 2019 (2018: K€3,050; 2017: K€2,729).

in 000€, except share data	Totalnumber ofordinaryshares		Total share-holders'capital		Total share-premium
Outstanding at January 1, 2017	47,325,438		2,729		79,019
Equity settled share-based payments expense	−		−		820
Outstanding at January 1, 2018	47,325,438		2,729		79,839
Transfer share capital to share premium	−		−		−
Capital increase in cash - public offering	5,403,125		312		59,575
Expenses directly attributable to public offering	−		−		(4,003)
Capital increase via exercise of warrants	162,198		9		593
Equity settled share-based payments expense	−		−		633
Outstanding at January 1, 2019	52,890,761		3,050		136,637
Capital increase in cash - public offering and private placement		−		−		−
Expenses directly attributable to public offering	−		−		−
Capital increase via exercise of warrants	281,752		16		1,252
Equity settled share-based payments expense	−		−		201
Outstanding on December 31, 2019	53,172,513		3,066		138,090

The shareholders’ capital increased by K€16 in 2019 as a result of the exercise of warrants outstanding and fully vested. The number of new shares issued was 281,752 at an average price of €4.5 per share, including share premium.

Share premium

In Belgium, the portion of the capital increase in excess of par value is typically allocated to share premium.

The carrying value of the share premium is K€138,090 at December 31, 2019 (2018: K€136,637; 2017: K€79,839). The change in 2019 is the result of:

  The capital increase via exercise of warrants of K€1,252; and
  the share-based payment expense of K€201.

The change in 2018 is the result of the share-based payment K€633, the capital increase via exercise of warrants of K€593 and the capital increase in cash-public offering and private placement of K€55,572. The change in 2017 is the result of the share-based payment expense of and K€820.

Reserves

The nature and purpose of the reserves is as follows:

	As of December 31,
in 000€	2019	2018	2017*
Legal reserve	279	279	279
(Accumulated deficit)	(474)	(2,127)	(3,990)
Reserves	(195)	(1,848)	(3,711)

Based on the statutory result and after final result allocation approved by the annual shareholders meeting the legal reserve is increased by reserving 5% of the yearly statutory profit until the legal reserve reaches at least 10% of the shareholders’ capital. The legal reserve cannot be distributed to the shareholders.

The Group did not pay any dividend during 2019, 2018 and 2017.

Non-controlling interest

The non-controlling interest has been recognized for 25% held by third party in Engimplan for an amount of K€3,107 per end of 2019. In 2018 and 2017 there were no non-controlling interest. No non-controlling interest is recognized for the 17% held by a third party in RapidFit+ as the amount is presented as a financial liability.

RapidFit+

The Group has purchased a call option and written a put-option on the non-controlling interest in Rapidfit+. The call option is accounted for in accordance with IFRS 9 and has an exercise price which is calculated according to a specified contractual formula based on the following parameters: invested capital, multiple of EBITDA minus net financial debt. Based on our analysis the call option remains out of the money and as such the fair value is estimated at zero at December 31, 2019. The call option is exercisable between June 30, 2015 and June 27, 2020.

The written put option has been recognized as a financial liability and measured at the fair value of the redemption amount and amounts to K€875 at December 31, 2019 (2018: K€845; 2017 K€788). The undiscounted estimated redemption amount totals K€875 at December 31, 2019 (2018: K€875; 2017: K€875). The redemption price has an exercise price according to a specified contractual formula based on the following parameters: invested capital, multiple of EBITDA minus net financial debt. The initial recognition resulted in a reclassification of K€264 from non-controlling interest and K€64 from consolidated reserves. The parameter "invested capital" of the contractual formula has been adjusted in December 2014 to reflect the impact of the capital increase and the exercise period has been extended with one year. As a result, the estimated redemption amount of the written put option has increased by K€273 which has been recorded in diminution of the consolidated reserves. The written put option is exercisable between June 27, 2019 and June 27, 2021 and it is management’s estimate that the put option will be exercised within 12 months. As such, the written put option is presented as an other current liability.

In addition, RapidFit+ has issued 10 dilution warrants to the non-controlling interest which are exercisable upon occurrence of certain specified events. The fair value of the dilution warrants is zero per end of 2019 (2018: zero; 2017: zero).